Financial assets at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,487	€ 6,301
Financial assets at fair value through profit or loss	8,251	6,301
Bonds issued by sovereign states
Financial assets at fair value through profit or loss
Financial assets held for trading	1,244	1,149
Other
Financial assets at fair value through profit or loss
Financial assets held for trading	5,243	€ 5,152
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 1,764